March 31, 1999

BT Mutual Funds

                                      LOGO


                           Capital Appreciation Fund
                               Semi-Annual Report

Trust: BT Investment Funds

Investment Advisor: Bankers Trust Company

Capital Appreciation Fund

Table of Contents
    Letter to Shareholders ......................................        3

    Capital Appreciation Fund
       Statement of Assets and Liabilities ......................        6
       Statement of Operations ..................................        6
       Statements of Changes in Net Assets ......................        7
       Financial Highlights .....................................        7
       Notes to Financial Statements ............................        8

    Capital Appreciation Portfolio
      Schedule of Portfolio Investments .........................       10
      Statement of Assets and Liabilities .......................       12
      Statement of Operations ...................................       12
      Statements of Changes in Net Assets .......................       13
      Financial Highlights ......................................       13
      Notes to Financial Statements .............................       14

                              -------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                              -------------------

Capital Appreciation Fund

Letter to Shareholders

We are pleased to present you with this semi-annual report for the Capital Appreciation Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

Overall, the six months ended March 31, 1999 witnessed a continuation of the significant volatility experienced by mid capitalization growth stocks during the previous year. While equities in general were strong, the midcap sector in particular still lagged the S&P 500 Index, as concerns over both foreign and domestic economies kept investor preference toward large-capitalization stocks. The midcap sector did outperform small cap stocks, as measured by the Russell 2000 Index.

The fourth calendar quarter of 1998 began with a continuation of the summer's sharp sell off in midcap growth stocks as well as in the broader equity markets. This was followed by an even more pronounced recovery quickly thereafter.

The rally was furthered by several factors:

o Two quickly successive and surprise interest rate cuts of 25 basis points each by the Federal Reserve Board on October 15th and then again on November 17th, following the first of the series of cuts on September 29th

o Overseas developments, including interest rate cuts in a number of other countries, International Monetary Fund help for Brazil, and the announcement of a Japanese banking reform bill

o    Receding concerns of a global credit crunch and recession

o Regained investor confidence as reported earnings results for the third calendar quarter were relatively positive

o Sharp improvement in the Internet-related stocks, as these companies continued to show strong growth, as an Internet Initial Public Offering
     (IPO) market had some success, and as Internet-related commerce emerged as a real factor during the holiday season

o Continuation of a relatively strong overall U.S. economy with low inflation and bullish consumer spending.

The midcap market rally that began in mid-October continued into the first calendar quarter of 1999, only to become subject to fears and uncertainty again in February. As the quarter began, the positive market environment for midcap stocks was buoyed by strength in economic growth, consumer spending, and fourth quarter earnings reports as well as by low inflation and interest rates. Many companies, in the technology arena especially, expressed upbeat outlooks. Ironically, this very positive environment raised concerns that, at best, the Federal Reserve Board was on hold and, perhaps, may act to raise interest rates at the first sign of inflation.

March witnessed a rebound in the midcap equity market.

After the February sell-off, subsequent economic reports pointed to a continuation of economic growth with little or no evidence of inflation. Such data was interpreted as neutral to positive for interest rates, propelling the equity markets higher. Investors continued to be attracted to companies and industries exhibiting strong growth trends, such as those in the technology and Internet sectors.

Ten Largest Stock Holdings

 PSINET, Inc.                        Genstar International Group, Inc.
 Univision Communications            Global Crossing Ltd.
 Safeguard Scientific, Inc.          RSL Communications CL-A
 Quest Telecommunications            Winstar Communications
 Clear Channel Communications        Abercrombie & Fitch

Throughout the semi-annual period, midcap companies exhibited strong earnings growth, positive fundamentals, and attractive relative valuations. In fact, midcap relative valuations as compared to large cap stocks remain at multi-decade lows.

INVESTMENT REVIEW

The Fund significantly outperformed its category average and its benchmark for the six month period, particularly well worth noting given the extremely high volatility in the midcap equity market during these months. Specific stock selection and, to an even greater degree, sector positioning bolstered Fund performance.

For example, in the fourth quarter of 1998, the Fund was overweight the best performing sector, i.e. technology, and underweight the worst performing sector, i.e. energy. In the first quarter of 1999, the Fund held an overweight positions in two of the top four performing sectors--communications services and technology. Also benefiting performance were underweight

--------------------------------------------------------------------------------
Capital Appreciation Fund

Letter to Shareholders
--------------------------------------------------------------------------------

positions in the three poorest performing sectors for the first quarter--capital goods, utilities, and basic materials.

Periods ended March 31, 1999             Cumulative Total Returns                 Average Annual Total Returns
-------------------------------------------------------------------------------------------------------------------
                              Past 6     Past 1   Past 3    Past 5    Since    Past 1    Past 3   Past 5     Since
                              months      year     years     years   inception  year      years    years   inception
-------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund(1)
   (inception 3/9/93)          36.46%     12.37%   55.93%   129.44%  162.02%    12.37%   15.96%    18.07%   17.23%
-------------------------------------------------------------------------------------------------------------------
 S&P Midcap 400 Index(2)       20.02%      0.45%   65.61%   130.72%  143.79%     0.45%   18.31%    18.20%   15.77%
-------------------------------------------------------------------------------------------------------------------
 Lipper MidCap Average(3)      23.42%      0.24%   49.37%   111.63%  127.57%     0.24%   13.95%    15.79%   14.31%
-------------------------------------------------------------------------------------------------------------------



MANAGER OUTLOOK

Although we expect future periods of volatility in the marketplace while global and domestic economic and political events run their course, we remain optimistic regarding midcap stocks in general. Midcap fundamentals remain solid, earnings growth superior, and relative valuations attractive. In particular, the companies in the Fund's portfolio are, overall, experiencing strong fundamental growth in revenues and earnings and are expressing upbeat outlooks for the remainder of 1999.

It is important to remember that investors should take a long-term view when investing in this segment of the market, as returns can be volatile in the short term. Given the recent high volatility in the stock market, it is also important to keep in mind that at Bankers Trust we remain disciplined in our process, and we continue to:

o focus on companies that offer compelling valuations relative to their growth rates

o    focus on companies that have strong, consistent earnings and revenue growth

o use extensive fundamental research--as well as our thematic approach and screening process--to identify attractive investment opportunities in unrecognized growth companies and sectors

o    strictly adhere to our sell discipline to help mitigate risk, and

o use the volatility of the marketplace to our investors' advantage by initiating or adding to positions on weakness.

We will continue to monitor economic conditions and their effect on financial markets, as we seek capital growth over the long term.

                                            Mary P. Dugan
                                      Portfolio Manager of the
                                   Capital Appreciation Portfolio
                                           March 31, 1999

----------------
1 Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 Indices are unmanaged, and investments cannot be made in an index. The S&P
  MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
Capital Appreciation Fund

Letter to Shareholders
--------------------------------------------------------------------------------

Diversification of Portfolio Investments

                          By Theme as of March 31, 1999
                     (percentages are based on market value)

Life on the Net 11%
Energizing the Globe 4%
New Healthcare Paradigm 4%
Managing the Information Age 4%
Life Sciences Revolution 6%
Our Strengthening Financial Structure 8%
Telecommunications 11%
America's Changing Leisure Time 4%
The Ubiquitous Semiconductor 7%
Stores of Values 6%
Interactive Media 5%
Other(1) 4%
Money Market Fund 6%
Consolidating America 8%
New Consumer 5%
Client Server Computing 7%




---------------
(1) Includes themes with weightings of less than 3%.




--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Capital Appreciation Fund and the S&P MidCap 400 Index since March 31, 1993.


Capital Appreciation Fund - $26,202
S&P MidCap 400 Index - $24,379


                               Mar-93   10000   10000
                               Sep-93   11838   10747
                               Mar-94   11409   10614
                               Sep-94   11728   10920
                               Mar-95   12857   11498
                               Sep-95   16813   13734
                               Mar-96   16786   14788
                               Sep-96   18890   15657
                               Mar-97   15919   16358
                               Sep-97   21655   21779
                               Mar-98   23318   24380
                               Sep-98   19201   20460
                               Mar-99   26202   24379


                          Total Return for the Periods
                             Ended March 31, 1999(3)

One Year    Five Years    Since 3/9/93(1)
 12.37%      18.07%(2)       17.23%(2)

---------------
(1) The Fund's inception date.

(2) Annualized.

(3) Unaudited.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Past performance is not indicative of future performance. Performance figures assume the reinvestment of dividends and capital gain distributions.

--------------------------------------------------------------------------------
Capital Appreciation Fund

Statement of Assets and Liabilities  March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Capital Appreciation Portfolio, at Value ........................      $ 23,810,386
   Prepaid Expenses and Other ....................................................             9,180
                                                                                        ------------
Total Assets .....................................................................        23,819,566
                                                                                        ------------
Liabilities
   Due to Bankers Trust ..........................................................             9,318
   Accrued Expenses and Other ....................................................            14,308
                                                                                        ------------
Total Liabilities ................................................................            23,626
                                                                                        ------------
Net Assets .......................................................................      $ 23,795,940
                                                                                        ============

Composition of Net Assets
   Paid-in Capital ...............................................................      $ 12,858,385
   Expenses in Excess of Income ..................................................           (76,543)
   Undistributed Net Realized Gain from Investment Transactions ..................         5,089,137
   Net Unrealized Appreciation on Investment .....................................         5,924,961
                                                                                        ------------
Net Assets .......................................................................      $ 23,795,940
                                                                                        ============

Net Asset Value, Offering and Redemption Price Per Share (net assets divided by
shares outstanding)                                                                     $      13.66
                                                                                        ============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of
  beneficial interest authorized) ................................................         1,741,597
                                                                                        ============

--------------------------------------------------------------------------------
Statement of Operations  For the six months ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income in Excess of Expenses Allocated from Capital Appreciation Portfolio, net      $      2,198
                                                                                        ------------
Expenses
   Administration and Services Fees ..............................................            78,742
   Printing and Shareholder Reports ..............................................             7,631
   Professional Fees .............................................................            13,131
   Registration Fees .............................................................             4,397
   Trustees Fees .................................................................             2,870
   Miscellaneous .................................................................             3,757
                                                                                        ------------
   Total Expenses ................................................................           110,528
   Less Expenses absorbed by Bankers Trust .......................................           (31,787)
                                                                                        ------------
      Net Expenses ...............................................................            78,741
                                                                                        ------------
Expenses in Excess of Investment Income ..........................................           (76,543)
                                                                                        ------------
Realized and Unrealized Gain on Investment
Net Realized Gain from Transactions ..............................................         5,250,573
   Net Change in Unrealized Appreciation/Depreciation on Investment ..............         2,403,861
   Net Realized and Unrealized Gain on Investment ................................         7,654,434
                                                                                        ------------
Net Increase in Net Assets from Operations .......................................      $  7,577,891
                                                                                        ============

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Capital Appreciation Fund
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              For the             For the
                                                                         six months ended       year ended
                                                                         March 31, 1999(1)   September 30, 1998
                                                                         ----------------   ------------------
Increase (Decrease) in Net Assets from:
Operations
   Expenses in Excess of Income .......................................      $    (76,543)      $   (272,218)
   Net Realized Gain from Investment Transactions .....................         5,250,573          4,677,566
   Net Change in Unrealized Appreciation/Depreciation on Investment ...         2,403,861         (8,470,353)
                                                                             ------------       ------------
Net Increase (Decrease) in Net Assets from Operations .................         7,577,891         (4,065,005)
                                                                             ------------       ------------
Distributions to Shareholders
   Net Realized Gain from Investment Transactions .....................        (3,057,167)        (7,936,407)
                                                                             ------------       ------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares ......................................         4,287,785         57,990,982
   Dividend Reinvestments .............................................         1,940,215          4,263,959
   Cost of Shares Redeemed ............................................       (12,449,520)       (73,759,183)
                                                                             ------------       ------------
Net Decrease from Capital Transactions in Shares of Beneficial Interest        (6,221,520)       (11,504,242)
                                                                             ------------       ------------
Total Decrease in Net Assets ..........................................        (1,700,796)       (23,505,654)
Net Assets
Beginning of Period ...................................................        25,496,736         49,002,390
                                                                             ------------       ------------
End of Period .........................................................      $ 23,795,940       $ 25,496,736
                                                                             ============       ============

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Capital Appreciation Fund.



                                                   For the                                         For the period    For the
                                              six months ended           For the years ended       Jan. 1, 1995     year ended
                                                   March 31,                September 30,           to Sept. 30,     Dec. 31,
                                                                          ----------------
                                                    1999(1)         1998        1997         1996        1995(3)       1994
                                                    -------         ----        ----         ----        -------       ----
Per Share Operating Performance:
Net Asset Value, Beginning of Period ............   $  11.38     $  15.72     $  16.79     $  16.83     $  12.10     $  11.72
                                                    --------     --------     --------     --------     --------     --------
Income (Loss) from Investment Operations
   Expenses in Excess of Income .................      (0.04)       (0.12)       (0.13)       (0.10)       (0.07)       (0.04)
   Net Realized and Unrealized Gain (Loss) from
   Investment Transactions ......................       3.85        (1.58)        2.13         1.89         4.80         0.42
                                                    --------     --------     --------     --------     --------     --------
Total Income/(Expenses in Excess of Income)
   from Investment Operations ...................       3.81        (1.70)        2.00         1.79         4.73         0.38
                                                    --------     --------     --------     --------     --------     --------
Distributions to Shareholders
   Net Realized Gain from Investment Transactions      (1.53)       (2.64)       (3.07)       (1.83)       --           --
                                                    --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period ..................   $  13.66     $  11.38     $  15.72     $  16.79     $  16.83     $  12.10
                                                    ========     ========     ========     ========     ========     ========
Total Investment Return .........................      36.46%      (11.42)%      14.64%       12.35%       39.09%        3.24%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) .....   $ 23,796     $ 25,497     $ 49,002     $ 67,385     $ 57,380     $ 42,737
   Ratios to Average Net Assets:
      Expenses in Excess of Income ..............      (0.63)%(2)   (0.70)%      (0.77)%      (0.66)%      (0.65)%(2)  (0.57)%
      Expenses, Including Expenses of the Capital
        Appreciation Portfolio ..................       1.25%(2)     1.25%        1.25%        1.25%        1.25%(2)     1.25%
      Decrease Reflected in Above Expense Ratio
        Due to Absorption of Expenses
        by Bankers Trust ........................       0.59%(2)     0.39%        0.29%        0.26%        0.32%(2)     0.54%

----------------
(1) Unaudited.
(2) Annualized
(3) Board of Trustees approved the change of the fiscal year end from December 31 to September 30.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Capital Appreciation Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Capital Appreciation Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on March 9, 1993. The Fund invests substantially all of its assets in the Capital Appreciation Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1999, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are also made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among the Funds. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .65% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .65% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 1.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

The Fund is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility, (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus
 .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six month period ended March 31, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds,

--------------------------------------------------------------------------------
Capital Appreciation Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Note 3--Shares of Beneficial Interest
At March 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                     For the                    For the
                 six months ended             year ended
                  March 31, 1999(1)       September 30, 1998
               --------------------    ------------------------
               Shares        Amount      Shares       Amount
               ------        ------      ------       ------
Sold           340,352  $  4,287,785   4,302,213   $ 57,990,982
Reinvested     173,543     1,940,215     361,352      4,263,959
Redeemed    (1,012,480)  (12,449,520) (5,540,913)   (73,759,183)
            ----------  ------------  ----------    -----------
Net Decrease  (498,585) $ (6,221,520)   (877,348)  $(11,504,242)
            ==========  ============  ==========    ===========

------------
(1) Unaudited

--------------------------------------------------------------------------------
Capital Appreciation Portfolio

Schedule of Portfolio Investments March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Shares              Description                             Value
------              -----------                             -----
      Common Stocks - 92.8%
      America's Changing Leisure & Time - 3.5%
6,400 Gemstar International Group Ltd.(1) ...........     $481,600
6,200 Sotheby's Holdings, Inc. - Class A ............      200,725
5,600 Starbucks Corp.(1).............................      157,150
                                                       -----------
                                                           839,475
                                                       -----------
       America's Industrial Renaissance - 1.2%
 4,900 Black & Decker Corp. .........................      271,644
                                                       -----------
       Client Server Computing - 7.0%
 8,600 Citrix Systems, Inc.(1) ......................      327,875
 1,800 Lexmark International Group, Inc. -
       Class A(1) ...................................      201,150
 3,800 Network Solutions, Inc.(1) ...................      401,850
 7,800 Safeguard Scientifics, Inc.(1) ...............      528,937
 7,300 Seagate Technology, Inc.(1) ..................      215,806
                                                       -----------
                                                         1,675,618
                                                       -----------
       Consolidating America - 7.3%
 7,300 Clear Channel Communications, Inc. (1) .......      489,556
 6,700 Heftel Broadcasting Corp. - Class A(1) .......      290,612
13,384 Outdoor Systems, Inc.(1) .....................      401,520
11,200 Univision Communications, Inc.(1) ............      560,000
                                                       -----------
                                                         1,741,688
                                                       -----------
       Energizing The Globe - 3.9%
 3,200 Allegheny Energy, Inc. .......................       94,400
 3,200 DQE, Inc. ....................................      122,800
12,800 Noble Drilling Corporation ...................      221,600
13,000 Sante Fe International Corp. .................      242,937
 6,300 Smith International, Inc.(1) .................      252,000
                                                       -----------
                                                           933,737
                                                       -----------
       Interactive Media - 4.8%
13,700 CBT Group PLC-ADR(1) .........................      156,694
 9,700 General Instrument Corporation (1) ...........      294,031
13,100 Snyder Communications, Inc. ..................      365,162
 9,100 USA Networks, Inc.(1) ........................      325,894
                                                       -----------
                                                         1,141,781
                                                       -----------
       Life On The Net - 10.5%
 2,100 At Home Corp. - Series A(1) ..................      330,750
 2,200 Broadcast.com, Inc.(1) .......................      260,012
 2,100 CMG Information Services(1) ..................      384,431
 2,700 Exodus Communications, Inc.(1) ...............      363,150
 3,000 Infoseek Corp.(1) ............................      222,000
 3,300 Intuit, Inc.(1) ..............................      335,775
   200 Priceline.com, Inc. ..........................       16,575
13,300 PSINet, Inc.(1) ..............................      566,081
   700 Ziff Davis - ZDNet, Inc. .....................       25,200
                                                       -----------
                                                         2,503,974
                                                       -----------
       Life Sciences Revolution - 6.2%
 4,282 Elan Corp. PLC-ADR(1) ........................      298,669
 6,300 Forest Laboratories, Inc.(1) .................      355,162
 2,600 Perkin Elmer Corp. ...........................      252,362
 2,700 Sepracor, Inc.(1) ............................      303,075
 6,200 Watson Pharmaceuticals(1) ....................      273,575
                                                       -----------
                                                         1,482,843
                                                       -----------
       Managing The Information Age - 3.9%
 6,400 Flextronics International(1) .................      326,400
 3,900 Sanmina Corp.(1) .............................      248,625
 4,200 Veritas Software Corp.(1) ....................      339,150
                                                       -----------
                                                           914,175
                                                       -----------

Shares              Description                             Value
------              -----------                             -----
       New Consumer - 5.2%
 4,500 Abercrombie & Fitch Co. - Class A(1) .........  $   414,000
 2,565 Gucci Group NV ...............................      206,483
 9,700 TJX Companies, Inc. ..........................      329,800
 4,100 Tommy Hilfiger Corp.(1) ......................      282,388
                                                       -----------
                                                         1,232,671
                                                       -----------
       New Health Paradigm - 4.3%
 8,600 AmeriSource Health Corp. - Class A(1) ........      294,013
 1,700 MiniMed, Inc.(1) .............................      172,763
20,600 Oxford Health Plans Corp.(1) .................      321,875
 3,100 Wellpoint Health Networks, Inc.(1) ...........      235,019
                                                       -----------
                                                         1,023,670
                                                       -----------
       Our Strengthening Financial Structure - 7.5%
11,400 ACE Ltd. .....................................      355,538
 2,200 Ambac Financial Group ........................      118,800
 6,000 Astoria Financial Corp. ......................      300,000
 9,500 Charter One Financial, Inc. ..................      274,164
11,900 Concord EFS, Inc.(1) .........................      327,994
 4,700 Metris Companies, Inc. .......................      189,763
 5,300 PartnerRe, Ltd. ..............................      214,650
                                                       -----------
                                                         1,780,909
                                                       -----------
       Return To Home Ownership - 1.3%
 6,900 Linens 'N Things, Inc.(1) ....................      313,088
                                                       -----------
       Special Situations - 1.8%
 6,000 Dial Corporation .............................      206,250
 6,600 Suiza Foods Corp.(1) .........................      222,338
                                                       -----------
                                                           428,588
                                                       -----------
       Stores of Value - 6.3%
 9,100 BJ's Wholesale Club(1) .......................      240,581
 4,500 Consolidated Stores(1) .......................      136,406
17,100 Family Dollar Stores, Inc. ...................      393,300
 8,200 Office Depot, Inc.(1) ........................      301,863
 5,200 U.S. Foodservice, Inc.(1) ....................      241,800
 6,700 Williams-Sonoma, Inc.(1) .....................      189,275
                                                       -----------
                                                         1,503,225
                                                       -----------
       Telecommunications - 11.3%
10,000 Global Crossing Ltd.(1) ......................      462,500
 6,400 Globalstar Telecom Ltd. ......................       88,800
 9,600 Newbridge Networks Corp.(1) ..................      297,600
 2,200 Qualcomm, Inc.(1) ............................      273,625
 7,200 Qwest Communications International, Inc.(1) ..      519,075
12,100 RSL Communications - Class A(1) ..............      434,844
 5,200 Western Wireless Corp. - Class A(1) ..........      188,500
11,800 WinStar Communications, Inc.(1) ..............      428,856
                                                       -----------
                                                         2,693,800
                                                       -----------
       The Ubiquitous Semiconductor - 6.8%
 3,200 Broadcom Corp. - Class A(1) ..................      197,200
11,500 Cadence Design Systems, Inc.(1) ..............      296,125
 7,800 Lam Research Corp.(1) ........................      226,200
 5,400 Linear Technology Corp. ......................      276,750
 3,600 Micron Technology, Inc. ......................      173,700
 3,300 Rambus, Inc.(1) ..............................      212,438
 4,300 Teradyne, Inc.(1) ............................      234,619
                                                       -----------
                                                         1,617,032
                                                       -----------
Total Common Stocks  (Cost $15,772,946) .............   22,097,918
                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Capital Appreciation Portfolio

Schedule of Portfolio Investments March 31, 1999 (unaudited)
--------------------------------------------------------------------------------


   Shares                 Description                                      Value
   ------                 -----------                                      -----
          Convertible Preferred Stock - 1.2%
    6,200 United Rentals Conv Pfd. (Cost $310,000)                    $    275,900
                                                                      ------------
          SHORT TERM INSTRUMENT - 6.5%
          Mutual Fund
1,553,207 BT Institutional Cash Management Fund ..                       1,553,207
                                                                      ------------


Total Investments (Cost $17,636,153) .............            100.5%  $ 23,927,025
Liabilities in Excess of Assets ..................             (0.5)%     (116,614)
                                                              -----   ------------
Net Assets .......................................            100.0%  $ 23,810,411
                                                              =====   ============

---------
(1) Non-Income Producting Security
The following abbreviation is used in portfolio descriptions:
ADR -- American Depository Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Capital Appreciation Portfolio

Statement of Assets and Liabilities  March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at Value (Cost of Investments
     $17,636,153) ........................................      $23,927,025
   Dividends and Interest Receivable(1) ..................           11,513
   Prepaid Expenses and Other ............................              472
                                                                -----------
Total Assets .............................................       23,939,010
                                                                -----------
Liabilities
   Payable for Securities Purchased ......................           96,460
   Due to Bankers Trust ..................................            8,831
   Accrued Expenses and Other ............................           23,308
                                                                -----------
Total Liabilities ........................................          128,599
                                                                -----------
Net Assets ...............................................      $23,810,411
                                                                ===========
Composition of Net Assets
   Paid-in Capital .......................................      $17,519,539
   Net Unrealized Appreciation on Investments ............        6,290,872
                                                                -----------
Net Assets ...............................................      $23,810,411
                                                                ===========

----------
(1) Includes $7,481 from the Portfolio's investment in the BT Institutional Cash Management Fund.


--------------------------------------------------------------------------------
Statement of Operations For the period ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends .............................................      $    74,982
                                                                -----------
Expenses
   Advisory Fees .........................................           78,849
   Professional Fees .....................................           19,091
   Administration and Services Fees ......................           12,131
   Trustees Fees .........................................            1,948
   Miscellaneous .........................................              819
                                                                -----------
   Total Expenses ........................................          112,838
   Less Expenses absorbed by Bankers Trust ...............          (40,054)
                                                                -----------
      Net Expenses .......................................           72,784
                                                                -----------
Net Investment Income ....................................            2,198
                                                                -----------
Realized and Unrealized Gain on Investments
   Net Realized Gain from Investment
     Transactions ........................................        5,250,578
   Net Change in Unrealized
     Appreciation/Depreciation on Investments ............        2,403,864
                                                                -----------
Net Realized and Unrealized Gain on Investments ..........        7,654,442
                                                                -----------
Net Increase in Assets from Operations ...................      $ 7,656,640
                                                                ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Capital Appreciation Portfolio
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                         For the six            For the
                                                                        months ended          year ended
                                                                       March 31, 1999(1)    September 30, 1998
                                                                       -----------------    ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income/(Expenses in Excess of Income) .............      $     2,198       $   (19,921)
   Net Realized Gain from Investment Transactions ...................        5,250,578         4,677,569
   Net Change in Unrealized Appreciation/Depreciation
     on Investments .................................................        2,403,864        (8,470,353)
                                                                           -----------      ------------
Net Increase (Decrease) in Net Assets from Operations ...............        7,656,640        (3,812,705)
                                                                           -----------      ------------
Capital Transactions
   Proceeds from Capital Invested ...................................        5,404,736        62,320,016
   Value of Capital Withdrawn .......................................       14,940,287)       81,789,768)
                                                                           -----------      ------------
Net Decrease in Net Assets from Capital Transactions ................       (9,535,551)       19,469,752)
                                                                           -----------      ------------
Total Decrease in Net Assets ........................................       (1,878,911)       23,282,457)
Net Assets
Beginning of Period .................................................       25,689,322        48,971,779
                                                                           -----------      ------------
End of Period .......................................................      $23,810,411       $25,689,322
                                                                           ===========      ============

-------------
(1) Unaudited


--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for periods indicated for the Capital Appreciation Portfolio.


                                                 For the six            For the years ended           For the period
                                                 months ended              September 30,               Jan. 1, 1995
                                                   March 31,       ------------------------------      to Sept. 30,
                                                   1999(2)         1998         1997         1996         1995(3)
                                                 ------------      ----         ----         ----     --------------
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted) .....    $23,810       $25,689     $48,972      $68,385      $149,888
   Ratios to Average Net Assets:
        Net Investment Income/(Expenses in
        Excess of Income) .....................       0.02%(1)     (0.05)%     (0.12)%      (0.01)%        0.01%(1)
      Expenses ................................       0.60%(1)      0.60%       0.60%        0.60%         0.60%(1)
      Decrease Reflected in Above Expense Ratio
        Due to Absorption of Expenses
        by Bankers Trust ......................       0.33%(1)      0.26%       0.21%        0.17%         0.18%(1)
   Portfolio Turnover Rate ....................         94%          145%        167%         271%          125%

-------------
(1) Annualized
(2) Unaudited
(3) The Board of Trustees approved the change of the fiscal year end from December 31 to September 30.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Capital Appreciation Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The Capital Appreciation Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on October 28, 1992, as an unincorporated trust under the laws of New York and commenced operations on March 9, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on their closing price. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Investment Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of .65% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .60% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of March 31, 1999 amounted to $36,183 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility, and a discretionary demand line of credit facility, (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis, and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six month period ended March 31, 1999.

--------------------------------------------------------------------------------
Capital Appreciation Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 1999 were $19,396,371 and $28,762,233, respectively.

The tax basis of investments held at March 31, 1999, was $17,636,153. The aggregate gross unrealized appreciation for all investments was $6,842,550 and the aggregate gross unrealized depreciation for all investments was $551,678.

Note 4--Subsequent Event
Subsequent to period end, the portfolio has entered into a $100,000,000 364-day senior unsecured committed revolving credit facility ("the facility") with two lenders. The borrowings shall bear interest at a rate based on the Federal Funds rate. A commitment fee is charged on the unused portion of the facility. The facility replaces the revolving credit facility described in footnote 2.

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019


GRAPHIC


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                              BT Service Center
                              P.O. Box 419210
                              Kansas City, MO 64141-6210
or call our toll-free number: 1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Capital Appreciation Fund                                       CUSIP #055922819
BT Investment Funds                                             465 SA (3/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101